Commitments, contingencies and operating risks - Credit related commitments (Details) - RUB (₽) ₽ in Billions	1 Months Ended	3 Months Ended
	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Commitments, contingencies and operating risks
Number of days without use of card to cancel credit offer and cut limits		120 days
Unused limits on instalment card loans		₽ 28.0	₽ 26.8
Decrease in outstanding credit limits	₽ 11.5